Guarantees in Insurance Contracts - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 1999
Disclosure of insurance contracts contractual obligations [Line Items]
Period of which return of premium guarantee payable			14 years
Re insured account value	€ 2,703	€ 2,434	€ 2,663
Guaranteed remaining balance	€ 800	1,100
Derivative insurance contract description	Aegon entered into a derivative program to mitigate the overall exposure to equity market and interest rate risks associated with the reinsurance contract. This program involves selling equity futures contracts and equity total return swap contracts (S&P 500, Midcap, Russell 2000, and the MCSI EAFE index in accordance with Aegon’s exposure) to mitigate the effect of equity market movement on the reinsurance contracts and the purchase of interest rate swaps, treasury futures and treasury forwards to mitigate the effect of movements in interest rates on the reinsurance contracts.
Fixed annuity product balance	€ 186	234
Increase (decrease) in guarantee reserves	3,230	1,937
Guarantee reserve	12,875	9,645
GMWB [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Derivative contract value	46	37
Reinsurance assets [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Re insured account value	€ 1,700	€ 1,800
First five years [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Long-term forward interest rate assumption	25.00%
Maturity year 2020 [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Volatility assumption of S&P 500 index	22.60%	21.10%
The Netherlands [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Older generation guarantee, percentage		4.00%
Percentage of guarantee decreased				0.00%	3.00%
The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Guarantees profit sharing maximum, percentage		0.00%
Contract period	5 years
Guarantees fair value contributes net loss before tax earnings	€ 539	€ 424
Guarantee reserve contributed before tax	3,199	1,840
Gain (Loss) related to increasing own credit spreads	234	42
Gain related to increase in equity market	380	1,585
Gain related to decreases in equity volatilities	134	12
Increase in risk free rates	(3,775)	(3,281)
Other contributed gain (loss)	€ 305	€ 273
The Netherlands [member] | Bottom of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates		3.00%
Effective interest rate percentage		0.00%
The Netherlands [member] | Top of range [member] | Minimum investment return guaranteed [member]
Disclosure of insurance contracts contractual obligations [Line Items]
Adjusted technical interest rates		4.00%